STOCK-BASED COMPENSATION (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 03, 2023	Jun. 01, 2023	Mar. 28, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock granted						1,800,500
Weighted average grant date fair value of options outstanding						$ 1.49	$ 1.84
Unrecognized stock compensation expense						$ 721,000
Unrecognized stock compensation expense, term				1 year 1 month 9 days		1 year 1 month 13 days
Number of common stock purchased		140,000				9,188
Options outstanding intrinsic value				$ 0		$ 0
Options exercisable intrinsic value				0		0
Stock-based compensation				232,154	$ 424,431	936,769	$ 1,473,864
Unrecognized stock compensation expense				463,000
Restricted stock units expense				5,075
Unrecognized restricted stock unit expense				$ 14,000
Restricted Stock Units (RSUs) [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of restricted stock units granted	65,220
Restricted stock units vested description	These restricted stock units vest according to the following schedule: 16,305 shares on December 3, 2023 (which will be issued on or before March 31, 2024), 16,305 shares on March 2, 2024 (which will be issued on or before March 31, 2024), 16,305 shares on May 31, 2024, and 16,305 shares on August 29, 2024.
Stock-based compensation						8,458
Straight line basis						$ 18,608
Officers And Management [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of options purchased						330,000
Exercise price						$ 1.275
Non Management Directors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of options purchased						75,000
Exercise price						$ 1.275
Employees And Consultants [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of options purchased						162,000
Exercise price						$ 1.275
Employee [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of options purchased				10,000		75,000
Exercise price				$ 0.4201		$ 1.275
Warrants to purchase Common Stock
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of options purchased						6,000
Exercise price						$ 1.275
Employees And Consultants 1 [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of options purchased						15,000
Exercise price						$ 0.66
Officers And Management 1 [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of options purchased						490,000
Exercise price						$ 0.45
Counterparty [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of stock issued			$ 300,000